Company Financial Statements (Parent Company Only) - Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities	¥ (173,458)	$ (25,148)	¥ (121,629)	¥ (151,696)
Cash flows from investing activities
Net cash used in investing activities	56,400	8,176	(33,401)	(66,209)
Cash flows from financing activities
Net cash (used in) provided by financing activities	106,740	15,475	266,947	42,680
Net (decrease) increase in cash and cash equivalents	2,287	332	106,850	(181,489)
Cash, cash equivalents and restricted cash at the beginning of the year	247,023	35,815	140,173	321,662
Cash, cash equivalents and restricted cash at the end of the year	249,310	36,147	247,023	140,173
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities	(13,738)	(1,992)	(4,874)	(681)
Cash flows from investing activities
Capital contribution to Group companies	(58,898)	(8,539)	(190,026)	(66,599)
Other investing activities	0	0	150	(484)
Net cash used in investing activities	(58,898)	(8,539)	(189,876)	(67,083)
Cash flows from financing activities
Other financing activities	0	0	256,947	(7,343)
Net cash (used in) provided by financing activities	0	0	256,947	(7,343)
Net (decrease) increase in cash and cash equivalents	(72,636)	(10,531)	62,197	(75,107)
Cash, cash equivalents and restricted cash at the beginning of the year	72,998	10,583	10,801	85,908
Cash, cash equivalents and restricted cash at the end of the year	¥ 362	$ 52	¥ 72,998	¥ 10,801